Employee Benefits (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Benefits [Line Items]
Weighted average duration of short term employee benefit obligations	12
CHILE
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	569.00%	596.00%
ARGENTINA
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	3462.00%	2455.00%